Reclassified amounts between profit or loss and other comprehensive income due to the overlay approach (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about overlay approach for associates [Line Items]
Profit or loss IFRS 9	₩ 177,688	₩ 216,492
Profit or loss IAS 39	41,438	(31,093)
Other comprehensive income Amount	136,255	247,585
Other comprehensive income Tax effect	(35,074)	(54,714)
Net gain (loss) on valuation of financial assets at fair value through profit or loss
Disclosure of information about overlay approach for associates [Line Items]
Profit or loss IFRS 9	123,808	150,865
Profit or loss IAS 39	(21,488)	(74,586)
Other comprehensive income Amount	145,301	225,451
Other comprehensive income Tax effect	(39,140)	(50,042)
Net gain (loss) on disposal of financial assets at fair value through profit or loss
Disclosure of information about overlay approach for associates [Line Items]
Profit or loss IFRS 9	53,806	65,627
Profit or loss IAS 39	62,926	43,493
Other comprehensive income Amount	(9,120)	22,134
Other comprehensive income Tax effect	4,086	₩ (4,672)
Net gain (loss) on foreign currency conversion of financial assets at fair value through profit or loss
Disclosure of information about overlay approach for associates [Line Items]
Profit or loss IFRS 9	74
Profit or loss IAS 39	0
Other comprehensive income Amount	74
Other comprehensive income Tax effect	₩ (20)